VY American Century Small-Mid Cap Value Portfolio Expense Example - VY American Century Small-Mid Cap Value Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	504
Expense Example, with Redemption, 5 Years	894
Expense Example, with Redemption, 10 Years	1,989
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,434
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	763
Expense Example, with Redemption, 10 Years	1,715
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	473
Expense Example, with Redemption, 5 Years	842
Expense Example, with Redemption, 10 Years	$ 1,881